February 1, 2005

TELECOPIED TO : (973) 904-0005
AND VIA EDGAR
AND VIA FEDERAL EXPRESS

SECURITIES AND EXCHANGE COMMISSION
Division of Corporation Finance
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention:        Carlton Tartar

Re:      Baynon International Corp.
         Form 8-K filed 1/25/05
         File No. 000-26653

Dear Mr. Tartar:

We refer you to your letter dated January 28, 2005 (the "Comment Letter"), with regard to the Current Report on Form 8-K filed by Baynon International Corporation (the "Company"). This letter is directed to you on behalf of the Company and contains its responses to your comments set forth in the Comment Letter.

By way of information, the Company has updated the Current Report to respond to the Staff's comments. The Company has redlined the updated Current Report, and has included the redlined versions with this response letter.

For your convenience, the Staff's comments from the Comment Letter have been restated below and are followed by the Company's responses.

         1. Item 304(a)(1)(ii) of Regulation S-B requires you to disclose whether the former accountant's report on the financial statements for either of the past two years contained any adverse opinion, a disclaimer of opinion, or was qualified or modified as to uncertainty, audit scope, or accounting principles; and to describe the nature of each such adverse opinion, disclaimer of opinion, modification or qualification. We note that your disclosure does not address qualifications or modifications due to uncertainties. Please revise your disclosures accordingly.


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Securities and Exchange Commission
February 1, 2005
Page 2

Response to No. 1

         The Company has revised its disclosure as requested.

         2. Item 304(a)(1)(iv)(A) of Regulation S-B requires you to disclose whether during the registrant's two most recent fiscal years and any subsequent interim period through the date of resignation, declination or dismissal there were any disagreements, resolved or not, with the former accountant on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreement(s), if not resolved to the satisfaction of the former accountant, would have caused it to make reference to the subject matter of the disagreement(s) in connection with its reports. Please revise your disclosure to specifically reference the fiscal years ended December 31, 2003 and 2002, and the subsequent interim period through your former accountant's resignation on January 19, 2005.

Response to No. 2

         The Company has revised its disclosure as requested.

         Additionally, the Company has obtained and filed an updated Exhibit 16 letter from Samuel Klein & Company, the former accountants, stating that they agree with the revised Item 304 disclosures.

         Further, the Company acknowledges that:

          - the Company is responsible for the adequacy and accuracy of the disclosure in the filing;

          - staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

          - the registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please contact the undersigned (801-415-3031) or Park Lloyd of this office (801-415-3056) with any additional questions or comments.

Respectfully,

DURHAM JONES & PINEGAR

/s/ C. Parkinson Lloyd

C. Parkinson Lloyd



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Securities and Exchange Commission
February 1, 2005
Page 3

cc:      Pasquale Catizone (via facsimile)